Related Party Transactions (Details) - Schedule of Net Outstanding Balances With Related Parties - USD ($)		Mar. 31, 2023	Sep. 30, 2022
Accounts payable [Member] | Taizhou Huadi Industrial Ltd. [Member]
Related Party Transaction [Line Items]
Receivables from related parties		$ 3,922,725	$ 2,439,105
Advance from customer [Member] | Taizhou Huadi Material Technology Co. [Member]
Related Party Transaction [Line Items]
Receivables from related parties		409,659	395,498
Due to Related Parties [Member] | Di Wang [Member]
Related Party Transaction [Line Items]
Liabilities to related parties	[1]		281,156
Due to Related Parties [Member] | Bing Zhang [Member]
Related Party Transaction [Line Items]
Liabilities to related parties	[1]	$ 337,497	$ 325,830

[1]	The amount due to Di Wang and Jueqin Wang were interest-free working capital loans, which was unsecured and due on demand.